Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan

(1)	Description of the Plan

The following description of the Consumer Portfolio Services, Inc. (the “Plan Sponsor” or “CPS, Inc.”) 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

(a)	General

The Plan was established as a profit sharing plan with cash or deferred arrangement on January 1, 1994. The Plan was restated as of January 1, 1996, to permit investment in the Plan Sponsor’s common stock without regard to Section 407(a) of the Employee Retirement Income Security Act of 1974 (“ERISA”). Effective January 1, 2003, the Plan Sponsor adopted the MassMutual Life Insurance Company Flexinvest® Prototype Non-Standardized 401(k) Profit Sharing Plan. During 2012, the Plan was amended to allow for automatic enrollment with automatic deferral contributions of 3% of eligible compensation of employees eligible to participate in the Plan, unless otherwise elected by such employees. Effective January 1, 2017, the Plan was amended to automatically increase participant contributions by 1% on the employee’s anniversary date each year forward, unless the employee opts out. The Plan is a defined contribution plan which provides retirement benefits for eligible employees of the Plan Sponsor. It is subject to the provisions of ERISA.

(b)	Administration of the Plan

The Plan is administered by the Human Resources Department (the “Plan Administrator”) of the Plan Sponsor. The Plan Administrator consults with the Benefits Committee and other key management of the Plan Sponsor when managing the operations and the administration of the Plan. The Plan is operated under an agreement which requires that Empower hold and distribute the funds of the Plan in accordance with the text of the Plan and the instructions of the Plan Administrator or its designees.

(c)	Eligibility and Contributions

Employees are eligible to participate in the Plan after completing 90 days of service. In accordance with the Plan, participants may contribute up to 100% of their annual compensation, after required deductions, such as those required by the Federal Insurance Contributions Act. Contributions are subject to certain limitations as defined in the Plan agreement, as well as a maximum of $23,500 and $23,000 for the years ended December 31, 2025, and 2024, respectively, under the Internal Revenue Code (“IRC”) of 1986. Catch-up contributions (within the meaning of Section 414(v) of the IRC) can also be made by participants who reach age 50 during the plan year. Participants are only permitted to make catch-up contributions after they have already contributed the maximum amount for the year. The catch-up contribution limit was $7,500 for participants age 50–59 and age 64 and older, and $11,250 for participants age 60–63, for the year ended December 31, 2025. The catch-up contribution limit was $7,500 for the year ended December 31, 2024. Participants may rollover into the Plan amounts representing distributions from other qualified plans.

The Plan Sponsor may make a discretionary matching contribution equal to a discretionary amount of each participant’s pretax contributions up to a maximum of $2,000. Discretionary cash matching contributions were $1,566,039 and $1,534,968, for the years ended December 31, 2025, and 2024, respectively.

(d)	Participant Accounts

Each participant’s account is credited with the participant’s contributions, allocations of the Plan Sponsor’s matching contributions and investment earnings or losses and charged with an allocation of expenses. Allocations are based on participant earnings, losses, or account balances, as defined in the Plan agreement.

(e)	Vesting

Participants are immediately vested in their contributions plus actual earnings thereon. Vesting in the Plan Sponsor’s matching contributions plus actual earnings thereon is based on years of continuous service. A participant vests at the rate of 20% after two years of credited service and 20% each year thereafter until 100% is reached after six years of credited service. Participants are also fully vested at death, retirement and upon termination for disability.

(f)	Investment Options

The Plan offers various investment options which are managed by several outside investment managers. Upon enrollment in the Plan, participants may direct their contributions in any of the investment options offered at the time. A participant’s plan account will be invested in a target date retirement fund based on age if an investment fund(s) is not chosen. Participants may change their investment options daily. Participants should refer to the investment literature provided by the Plan Sponsor for a complete description of the investment options and for the detailed composition of each investment fund.

(g)	Notes Receivable from Participants

Participants may borrow from their accounts. Such borrowings and repayments are treated as transfers from and to, respectively, the participant’s investment funds. Borrowings are secured by the participant’s vested account balance and bear interest at a rate commensurate with local prevailing rates as determined by the Plan Administrator. Loans are limited to the lesser of $50,000, reduced by the highest outstanding loan balance during the preceding 12 months, or 50% of the participant’s vested account balance. A loan shall be repaid within five years unless it is used for the purchase of a primary residence.

Notes receivable from participants are payable through payroll deductions in installments of principal plus interest of prime rate plus 1 percentage point (7.75% and 8.50% at December 31, 2025 and 2024, respectively) with final payments due between January 2026 and November 2032.

(h)	Payments of Benefits

Upon termination of service, a participant may elect to receive either a single lump sum payment in cash equal to the value of the vested interest in his or her account, or a series of substantially equal annual or more frequent installments over a period not to exceed the participant’s life expectancy.

(i)	Forfeited Accounts

In accordance with the Plan agreement, forfeitures attributable to unvested matching contributions must be applied first to reduce expenses related to the administration of the Plan (Note 2(e)) and then to reduce any employer contributions. As of December 31, 2025, and 2024, forfeited accounts totaled $46,623 and $4,773, respectively.

(j)	Plan Termination

Although it has not expressed any intent to do so, the Plan Sponsor has the right under the Plan to terminate the Plan subject to the provisions of ERISA. In the event of the Plan’s termination, participants will become 100% vested in their accounts.